Stockholder's Deficit (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Stockholder's Deficit
Ordinary shares, shares authorized (in shares)	1,000	1,000
Ordinary shares	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	1	1
Common stock, shares outstanding		1